Organization and Principal Activities	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Organization and Principal Activities [Line Items]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

DiamiR Biosciences Corp. (“DiamiR” or the “Company”) is a molecular diagnostic company focused on developing noninvasive tests for early detection and monitoring of Mild Cognitive Impairment, Alzheimer’s, Parkinson’s, other neurodegenerative diseases, and cancer. The proprietary technology developed at the Company is based on quantitative analysis of circulating organ-enriched microRNAs in plasma. Short-term objectives of the Company include the development of Lab-Developed tests (LDTs) under CLIA guidelines based on the identified miRNA signatures. The tests will be used for screening, patient stratification, as well as disease and treatment monitoring. The Company’s patent portfolio includes United States patents, issued between 2014 and 2024 and set to expire between 2030 and 2038, and certain foreign counterparts, in seven patent families.

The Company was incorporated in 2014 and also operates through its wholly-owned subsidiary, DiamiR, LLC, which was incorporated as a limited liability company in Delaware in 2009. In 2014, the Company entered into a Share Exchange Agreement with DiamiR, LLC, pursuant to which the Company acquired 100% of the issued and outstanding units of DiamiR, LLC in a combination of entities under common control.

In July 2025, the Company entered into a definitive merger agreement with Aptorum Group Limited, a publicly traded Cayman Islands company (“Aptorum”). Pursuant to the merger agreement, if completed, shareholders of the Company would receive shares of the acquirer’s common stock in a share exchange. Accounting for the merger, if consummated, is not complete. Under the merger agreement, the Company’s outstanding convertible notes are expected to be converted to shares of common stock. Concurrent with the execution of the merger agreement, the companies entered into a management service agreement and a license agreement through the earlier of the closing of the merger or December 31, 2025 under which the Company provides certain development services. In December 2025 and March 2026, respectively, the latest ending date of the management service agreement and license agreement were extended through March 31, 2026 and June 30, 2026.

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

DiamiR Biosciences Corp. (“DiamiR” or the “Company”) is a molecular diagnostic company focused on developing noninvasive tests for early detection and monitoring of Mild Cognitive Impairment, Alzheimer’s, Parkinson’s, other neurodegenerative diseases, and cancer. The proprietary technology developed at the Company is based on quantitative analysis of circulating organ-enriched microRNAs in plasma. Short-term objectives of the Company include the development of Lab-Developed tests (LDTs) under CLIA guidelines based on the identified miRNA signatures. The tests will be used for screening, patient stratification, as well as disease and treatment monitoring. The Company’s patent portfolio includes United States patents, issued between 2014 and 2024 and set to expire between 2030 and 2038, and certain foreign counterparts, in seven patent families.

The Company was incorporated in 2014 and also operates through its wholly-owned subsidiary, DiamiR, LLC, which was incorporated as a limited liability company in Delaware in 2009. In 2014, the Company entered into a Share Exchange Agreement with DiamiR, LLC, pursuant to which the Company acquired 100% of the issued and outstanding units of DiamiR, LLC in a combination of entities under common control.